CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Revenue, net	$ 2,846,819	$ 1,583,055
Costs and expenses:
Cost of services, (exclusive of depreciation and amortization shown separately below)	858,166	774,225
Gross profit	1,988,653	808,830
Sales and marketing costs	655,622	724,233
Operating expenses
Research and development	442,484	431,942
Professional fees	772,916	201,373
Stock-based compensation	385,502	137,995
Other general and administrative expenses	701,532	1,130,009
Depreciation and amortization	22,926	21,293
Total operating expenses	2,325,360	1,922,612
Loss from operations	(992,329)	(1,838,015)
Other expense:
Foreign currency exchange	(791)	(3,109)
Interest expense	(14,476)	(7,029)
Total other income, net	(15,267)	(10,138)
Net loss before income taxes	(1,007,596)	(1,848,153)
Income tax expense	(50,813)	(825)
Net loss	$ (1,058,409)	$ (1,848,978)
Basic and diluted net loss per common share	$ (0.11)	$ (0.19)
Weighted average shares outstanding, basic and diluted	9,959,996	9,959,996